CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2010	$ 641.1	$ 1.2	$ 1,909.4	$ (170.1)	$ (1,188.4)	$ 92.6	$ (3.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(160.1)				(155.6)		(4.5)
Share-based compensation	14.9		14.9
Stock options exercised	0.2		0.2
Tax provision from share-based compensation	(2.3)		(2.3)
Purchase of treasury stock	(1.5)			(1.5)
Change in accumulated other comprehensive income	(89.9)					(89.9)
Common stock dividends	(22.0)				(22.0)
Net distributions to noncontrolling interests	(3.2)						(3.2)
Balance at Dec. 31, 2011	377.2	1.2	1,922.2	(171.6)	(1,366.0)	2.7	(11.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(998.6)				(1,027.3)		28.7
Issuance of common stock	96.4	0.3	96.1
Issuance of exchangeable debt	37.3		37.3
Share-based compensation	14.6		14.6
Tax provision from share-based compensation	(0.5)		(0.5)
Purchase of treasury stock	(1.7)			(1.7)
Change in accumulated other comprehensive income	(1.6)					(1.6)
Common stock dividends	(11.0)				(11.0)
Increase in noncontrolling interest as a result of SunCoke financing activities	416.1						416.1
Net distributions to noncontrolling interests	(36.8)						(36.8)
Income tax payable assumed by noncontrolling interests	17.6						17.6
Balance at Dec. 31, 2012	(91.0)	1.5	2,069.7	(173.3)	(2,404.3)	1.1	414.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	6.8				(9.9)		16.7
Share-based compensation	3.9		3.9
Purchase of treasury stock	(0.6)			(0.6)
Change in accumulated other comprehensive income	(19.7)					(19.7)
Net distributions to noncontrolling interests	(9.1)						(9.1)
Balance at Mar. 31, 2013	(109.7)	1.5	2,073.6	(173.9)	(2,414.2)	(18.6)	421.9
Balance at Dec. 31, 2012	(91.0)		2,069.7	(173.3)	(2,404.3)	1.1	414.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	17.4				(46.8)		64.2
Share-based compensation	9.5		9.5
Purchase of treasury stock	(0.7)			(0.7)
Change in accumulated other comprehensive income	322.3					322.3
Net distributions to noncontrolling interests	(64.8)						(64.8)
Balance at Dec. 31, 2013	192.7	1.5	2,079.2	(174.0)	(2,451.1)	323.4	413.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(71.2)				(86.1)		14.9
Retirement of treasury stock	0	(0.1)	(173.9)	174.0
Share-based compensation	4.0		4.0
Purchase of treasury stock	(0.9)			(0.9)
Change in accumulated other comprehensive income	(24.2)					(24.2)
Net distributions to noncontrolling interests	(27.8)						(27.8)
Balance at Mar. 31, 2014	$ 72.6	$ 1.4	$ 1,909.3	$ (0.9)	$ (2,537.2)	$ 299.2	$ 400.8